Long-Term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Unamortized debt discount	$ 0	$ (372)
Net carrying amount	0	9,628	$ 15,616
Mezzanine Term Loan [Member]
Debt Instrument [Line Items]
Principal amount of debt	$ 0	10,000	0
Unamortized debt discount		(372)	0
Net carrying amount		$ 9,628	$ 0